Notes Payable and Long-Term Debt, Summary of Notes Payable and Long-Term Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Notes Payable and Long-Term Debt [Abstract]
Gross notes payable and long-term debt	$ 319,985	$ 322,740
Less deferred finance charges	(5,873)	(7,660)
Less current maturities	(12,000)	(15,240)
Net notes payable and long-term debt	302,112	299,840
2018 First Lien Term Loan [Member]
Notes Payable and Long-Term Debt [Abstract]
Gross notes payable and long-term debt	130,000	146,000
Convertible Senior Notes [Member]
Notes Payable and Long-Term Debt [Abstract]
Gross notes payable and long-term debt	172,500	172,500
Promissory Note [Member]
Notes Payable and Long-Term Debt [Abstract]
Gross notes payable and long-term debt	10,000	0
Unsecured Loan [Member]
Notes Payable and Long-Term Debt [Abstract]
Gross notes payable and long-term debt	7,485	0
Note Payable - IVG [Member]
Notes Payable and Long-Term Debt [Abstract]
Gross notes payable and long-term debt	$ 0	$ 4,240